Fair Value Measurements	6 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	Fair Value Measurements
The Company and its subsidiaries classify and prioritize inputs used in valuation techniques to measure fair value into the following three levels:

Level 1 —	Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 —	Unobservable inputs for the assets or liabilities.
The Company and its subsidiaries differentiate between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, trading debt securities, available-for-sale
debt securities, certain equity securities, certain investment in affiliates, derivatives, certain reinsurance recoverables, and variable annuity and variable life insurance contracts at fair value on a recurring basis.

The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 and September 30, 2023:
March 31, 2023

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥197,041	¥0	¥23,192	¥173,849
Trading debt securities	2,179	0	2,179	0
Available-for-sale debt securities:	2,234,608	4,334	1,986,672	243,602
Japanese and foreign government bond securities*2	801,295	3,004	798,291	0
Japanese prefectural and foreign municipal bond securities	369,246	0	365,915	3,331
Corporate debt securities*3	784,388	1,330	778,321	4,737
CMBS and RMBS in the Americas	43,173	0	43,173	0
Other asset-backed securities and debt securities	236,506	0	972	235,534
Equity securities*4*5	379,236	105,646	133,027	140,563
Certain investment in affiliates*6	2,511	0	0	2,511
Derivative assets:	72,398	203	65,377	6,818
Interest rate swap agreements	22,798	0	22,798	0
Options held/written and other	30,487	0	23,669	6,818
Futures, foreign exchange contracts	17,785	203	17,582	0
Foreign currency swap agreements	1,325	0	1,325	0
Credit derivatives held	3	0	3	0
Netting*7	(22,052)	0	0	0
Net derivative assets	50,346	0	0	0
Other assets:	4,676	0	0	4,676
Reinsurance recoverables*8	4,676	0	0	4,676

Total	¥2,892,649	¥110,183	¥2,210,447	¥572,019

Liabilities:
Derivative liabilities:	¥71,366	¥1,484	¥55,240	¥14,642
Interest rate swap agreements	3,319	0	3,319	0
Options held/written and other	28,423	0	13,781	14,642
Futures, foreign exchange contracts	37,195	1,484	35,711	0
Foreign currency swap agreements	2,426	0	2,426	0
Credit derivatives written	3	0	3	0
Netting*7	(22,052)	0	0	0
Net derivative Liabilities	49,314	0	0	0
Policy Liabilities and Policy Account Balances:	163,734	0	0	163,734
Variable annuity and variable life insurance contracts*9	163,734	0	0	163,734

Total	¥235,100	¥1,484	¥55,240	¥178,376

September 30, 2023

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥149,390	¥0	¥22,001	¥127,389
Trading debt securities	2,259	0	2,259	0
Available-for-sale debt securities:	2,318,317	5,282	2,030,880	282,155
Japanese and foreign government bond securities*2	811,807	3,571	808,236	0
Japanese prefectural and foreign municipal bond securities	369,811	0	364,786	5,025
Corporate debt securities*3	802,809	1,711	795,698	5,400
CMBS and RMBS in the Americas	68,193	0	61,118	7,075
Other asset-backed securities and debt securities	265,697	0	1,042	264,655
Equity securities*4*5	410,199	116,421	133,647	160,131
Certain investment in affiliates*6	5,003	0	0	5,003
Derivative assets:	100,941	1,055	91,119	8,767
Interest rate swap agreements	26,942	0	26,942	0
Options held/written and other	33,441	0	24,674	8,767
Futures, foreign exchange contracts	40,059	1,055	39,004	0
Foreign currency swap agreements	491	0	491	0
Credit derivatives held	8	0	8	0
Netting*7	(44,593)	0	0	0
Net derivative assets	56,348	0	0	0
Other assets:	3,670	0	0	3,670
Reinsurance recoverables*8	3,670	0	0	3,670

Total	¥2,989,779	¥122,758	¥2,279,906	¥587,115

Liabilities:
Derivative liabilities:	¥100,544	¥180	¥87,383	¥12,981
Interest rate swap agreements	3,177	0	3,177	0
Options held/written and other	30,704	0	17,723	12,981
Futures, foreign exchange contracts	59,826	180	59,646	0
Foreign currency swap agreements	6,831	0	6,831	0
Credit derivatives written	6	0	6	0
Netting*7	(44,593)	0	0	0
Net derivative Liabilities	55,951	0	0	0
Policy Liabilities and Policy Account Balances:	160,177	0	0	160,177
Variable annuity and variable life insurance contracts*9	160,177	0	0	160,177

Total	¥260,721	¥180	¥87,383	¥173,158

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥
3,508
 million and

a
gain of ¥
353
 million from the change in the fair value of the loans for the six months ended September 30, 2022 and 2023, respectively. Included in “Other (income) and expense” in the consolidated statements of income were gain
s
of ¥191 million and ¥1,584 million from the change in the fair value of the loans for the three months ended September 30, 2022 and 2023, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2022 and 2023 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥199,674 million and ¥197,041 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥2,633 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2023, were ¥151,043 million and ¥149,390 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,653 million. There were no loans that are 90 days or more past due or, in non-accrual status as of March 31, 2023. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of September 30, 2023, were ¥6,911 million and ¥6,667 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥244 million.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of
¥21 million and ¥7 million from the change in the fair value of those investments for the six months ended September 30, 2022 and 2023, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were loss
es
 of
¥13 million and ¥7 million from the change in the fair value of those investments for the three months ended September 30, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥237 million and ¥314 million as of March 31, 2023 and September 30, 2023, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were loss
es
of ¥977 million and ¥48 million from the change in the fair value of those investments for the six months ended September 30, 2022 and 2023, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥325 million and ¥53 million from the change in the fair value of those investments for the three months ended September 30, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,605 million and ¥7,133 million as of March 31, 2023 and September 30, 2023, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥546 million and ¥819 million from the change in the fair value of those investments for the six months ended September 30, 2022 and 2023, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥6 million and ¥367 million from the change in the fair value of those investments for the three months ended September 30, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥16,032 million and ¥19,401 million as of March 31, 2023 and September 30, 2023, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥51,263 million and ¥68,018 million as of March 31, 2023 and September 30, 2023, respectively.

*6
A certain subsidiary elected the fair value option for certain investment in affiliates. No gains or losses were recognized in earnings from the change in the fair value of those investments for the six months ended September 30, 2022 and 2023, respectively.
No
gains or losses were recognized in earnings from the change in the fair value of those investments for the three months ended September 30, 2022 and 2023, respectively.
The amounts of aggregate fair value elected the fair value option were ¥2,511 million and ¥5,003 million as of March 31, 2023 and September 30, 2023, respectively.

*7	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*8
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥4,676 million and ¥3,670 million as of March 31, 2023 and September 30, 2023, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2022 and 2023, see Note 17 “
Income and Expenses Relating to
Life Insurance Operations.”

*9
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥163,734 million and ¥160,177 million as of March 31, 2023 and September 30, 2023, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2022 and 2023, see Note 17 “
Income and Expenses Relating to
Life Insurance Operations.”

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2022 and 2023:
Six months ended September 30, 2022

	Millions of yen
	Balance at April 1, 2022	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2022 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2022 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥141,060	¥10,011	¥5,711	¥15,722	¥47,361	¥(5,678)	¥(3,460)	¥0	¥195,005	¥9,995	¥6,090
Japanese prefectural and foreign municipal bond securities	3,053	0	559	559	0	0	0	0	3,612	0	559
Corporate debt securities	697	0	(1)	(1)	0	0	(346)	0	350	0	(0)
Other asset-backed securities and debt securities	137,310	10,011	5,153	15,164	47,361	(5,678)	(3,114)	0	191,043	9,995	5,531
Equity securities	112,972	3,874	19,692	23,566	2,500	(7,144)	(1,522)	0	130,372	3,155	19,688
Investment funds, and others	112,972	3,874	19,692	23,566	2,500	(7,144)	(1,522)	0	130,372	3,155	19,688
Derivative assets and liabilities (net)	(3,772)	(18,486)	(2,581)	(21,067)	0	0	0	0	(24,839)	(18,486)	(2,581)
Options held/written and other	(3,772)	(18,486)	(2,581)	(21,067)	0	0	0	0	(24,839)	(18,486)	(2,581)
Other asset	5,214	121	0	121	632	0	(265)	0	5,702	121	0
Reinsurance recoverables *5	5,214	121	0	121	632	0	(265)	0	5,702	121	0
Policy Liabilities and Policy Account Balances	198,905	11,679	83	11,762	0	0	(16,966)	0	170,177	11,679	83
Variable annuity and variable life insurance contracts *6	198,905	11,679	83	11,762	0	0	(16,966)	0	170,177	11,679	83

Six months ended September 30, 2023

	Millions of yen
	Balance at April 1, 2023	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2023	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2023 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2023 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Loans held for sale	¥173,849	¥339	¥18,249	¥18,588	¥3,132	¥(58,350)	¥(9,830)	¥0	¥127,389	¥140	¥18,249
Available-for-sale debt securities	243,602	12,527	13,684	26,211	21,976	(3,651)	(7,256)	1,273	282,155	11,956	14,095
Japanese prefectural and foreign municipal bond securities	3,331	(80)	501	421	0	0	0	1,273	5,025	(80)	472
Corporate debt securities	4,737	719	(0)	719	14	0	(70)	0	5,400	539	(0)
CMBS and RMBS in the Americas	0	0	196	196	6,879	0	0	0	7,075	0	0
Other asset-backed securities and debt securities	235,534	11,888	12,987	24,875	15,083	(3,651)	(7,186)	0	264,655	11,497	13,623
Equity securities	140,563	2,383	17,036	19,419	1,060	(401)	(510)	0	160,131	2,175	17,037
Investment funds, and others	140,563	2,383	17,036	19,419	1,060	(401)	(510)	0	160,131	2,175	17,037
Certain investment in affiliates	2,511	0	363	363	2,282	0	(153)	0	5,003	0	363
Derivative assets and liabilities (net)	(7,824)	4,229	(619)	3,610	0	0	0	0	(4,214)	4,229	(619)
Options held/written and other	(7,824)	4,229	(619)	3,610	0	0	0	0	(4,214)	4,229	(619)
Other asset	4,676	(1,409)	0	(1,409)	500	0	(97)	0	3,670	(1,409)	0
Reinsurance recoverables *5	4,676	(1,409)	0	(1,409)	500	0	(97)	0	3,670	(1,409)	0
Policy Liabilities and Policy Account Balances	163,734	(10,121)	(170)	(10,291)	0	0	(13,848)	0	160,177	(10,121)	(170)
Variable annuity and variable life insurance contracts *6	163,734	(10,121)	(170)	(10,291)	0	0	(13,848)	0	160,177	(10,121)	(170)

*1
Principally, gains and losses from loans held for sale are included in “Finance revenues”, available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, certain investment in affiliates, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For a reconciliation of the total amount of policyholder account balances and the balances of market risk benefits related to variable annuity and variable life insurance contracts during year ended March 31, 2023 and for the six months ended September 30, 2023, see Note 18 “Long-Durations Insurance Contracts Relating to Life Insurance Operations.”

In the six months ended September 30, 2022, there were no transfers in or out of Level 3. In the six months ended September 30, 2023, foreign municipal bond securities totaling ¥1,273 mi
l
lion were transferred from level 2 to level 3, since the inputs became unobservable.

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended September 30, 2022 and 2023:
Three months ended September 30, 2022

	Millions of yen
	Balance at June 30, 2022	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2022 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2022 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥176,919	¥4,393	¥2,401	¥6,794	¥13,190	¥0	¥(1,898)	¥0	¥195,005	¥4,391	¥2,558
Japanese prefectural and foreign municipal bond securities	3,409	0	203	203	0	0	0	0	3,612	0	203
Corporate debt securities	625	0	(0)	(0)	0	0	(275)	0	350	0	0
Other asset-backed securities and debt securities	172,885	4,393	2,198	6,591	13,190	0	(1,623)	0	191,043	4,391	2,355
Equity securities	124,735	2,539	6,881	9,420	621	(4,040)	(364)	0	130,372	2,336	6,880
Investment funds, and others	124,735	2,539	6,881	9,420	621	(4,040)	(364)	0	130,372	2,336	6,880
Derivative assets and liabilities (net)	(17,781)	(5,681)	(1,377)	(7,058)	0	0	0	0	(24,839)	(5,681)	(1,377)
Options held/written and other	(17,781)	(5,681)	(1,377)	(7,058)	0	0	0	0	(24,839)	(5,681)	(1,377)
Other asset	5,732	(216)	0	(216)	321	0	(135)	0	5,702	(216)	0
Reinsurance recoverables *5	5,732	(216)	0	(216)	321	0	(135)	0	5,702	(216)	0
Policy Liabilities and Policy Account Balances	180,791	2,204	106	2,310	0	0	(8,304)	0	170,177	2,204	106
Variable annuity and variable life insurance contracts *6	180,791	2,204	106	2,310	0	0	(8,304)	0	170,177	2,204	106

Three months ended September 30, 2023

	Millions of yen

	Balance at June 30, 2023	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2023	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2023 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2023 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Loans held for sale	¥173,281	¥168	¥4,064	¥4,232	¥1,235	¥(50,752)	¥(607)	¥0	¥127,389	¥162	¥4,064
Available-for-sale debt securities	268,397	4,166	5,869	10,035	12,830	(2,900)	(6,207)	0	282,155	3,694	5,894
Japanese prefectural and foreign municipal bond securities	4,871	0	154	154	0	0	0	0	5,025	0	125
Corporate debt securities	5,152	249	0	249	0	0	(1)	0	5,400	156	0
CMBS and RMBS in the Americas	0	0	196	196	6,879	0	0	0	7,075	0	0
Other asset-backed securities and debt securities	258,374	3,917	5,519	9,436	5,951	(2,900)	(6,206)	0	264,655	3,538	5,769
Equity securities	154,246	868	4,956	5,824	823	(401)	(361)	0	160,131	874	4,936
Investment funds, and others	154,246	868	4,956	5,824	823	(401)	(361)	0	160,131	874	4,936
Certain investment in affiliates	2,727	0	147	147	2,282	0	(153)	0	5,003	0	147
Derivative assets and liabilities (net)	(4,716)	632	(130)	502	0	0	0	0	(4,214)	632	(130)
Options held/written and other	(4,716)	632	(130)	502	0	0	0	0	(4,214)	632	(130)
Other asset	3,876	(410)	0	(410)	250	0	(46)	0	3,670	(410)	0
Reinsurance recoverables *5	3,876	(410)	0	(410)	250	0	(46)	0	3,670	(410)	0
Policy Liabilities and Policy Account Balances	170,568	3,028	(110)	2,918	0	0	(7,473)	0	160,177	3,028	(110)
Variable annuity and variable life insurance contracts *6	170,568	3,028	(110)	2,918	0	0	(7,473)	0	160,177	3,028	(110)

*1
Principally, gains and losses from loans held for sale are included in “Finance revenues”, available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, certain investment in affiliates, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

There were no transfers in or out of Level 3 in the three months ended September 30, 2022 and 2023.

The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2023 and the six months ended September 30, 2023. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2023

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥1,139	¥0	¥1,139	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,970	0	0	5,970
Investment in operating leases, property under facility operations, office facilities and other assets	4,568	0	31	4,537
Certain equity securities	11,794	0	11,794	0
Certain investment in affiliates	4,013	3,587	0	426

	¥27,484	¥3,587	¥12,964	¥10,933

Six months ended September 30, 2023
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥10,542	¥0	¥10,451	¥91
Real estate collateral-dependent loans (net of allowance for credit losses)	3,725	0	0	3,725
Investment in operating leases and property under facility operations	480	0	0	480
Certain equity securities	12,493	0	12,493	0

	¥27,240	¥0	¥22,944	¥4,296

The following is a description of the main valuation methodologies used for assets and liabilities measured at fair value.
Loans held for sale
Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale.
The loans held for sale in the Americas are classified as Level 2, if the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread. The loans held for sale in the Americas are classified as Level 3, if the Company and its subsidiaries measure their fair value based on discounted cash flow methodologies using inputs that are unobservable in the market.
Real estate collateral-dependent loans
The allowance for credit losses for large balance
non-homogeneous
loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820 (“Fair Value Measurement”), measurement for loans with deterioration in credit quality determined using a present value technique is not considered a fair value measurement. However, measurement for loans with deterioration in credit quality determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, the Company and its subsidiaries periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.
Investment in operating leases, property under facility operations, office facilities and other assets, and land and buildings undeveloped or under construction
Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of investment in operating leases, property under facility operations, office facilities and other assets, and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified these assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction.
Movable properties owned by a certain subsidiary are classified as Level 2, because fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets.
Trading debt securities and
available-for-sale
debt securities
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models such as discounted cash flow methodologies and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant benchmark indices.
The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 2 if the inputs such as trading price and/or bid price are observable. The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 3 if the Company and subsidiaries evaluate the fair value based on the unobservable inputs. In determining whether the inputs are observable or unobservable, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask
spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal
market) and other factors. With respect to certain CMBS and RMBS in the Americas and other asset-backed securities, the Company and its subsidiaries classified these securities that were measured at fair value based on the observable inputs such as trading price and/or bit price as Level 2. But for those securities that lacked observable trades because they are older vintage or below investment grade securities, the Company and its subsidiaries limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models using valuation techniques such as discounted cash flow model using Level 3 inputs in order to estimate fair value of these debt securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security, discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the Americas and other asset-backed securities.

Equity securities and investment in affiliates
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. In addition, a certain Americas subsidiary measures its investments held by the investment companies which are owned by the subsidiary at fair value. These investment funds, certain equity securities and certain investment in affiliates are classified as Level 3, because fair value measurement is based on the combination of discounted cash flow methodologies and market multiple valuation methods, or broker quotes. Discounted cash flow methodologies use future cash flows to be generated from investees, weighted average cost of capital (WACC) and others. Market multiple valuation methods use earnings before interest, taxes, depreciation and amortization (EBITDA) multiples based on actual and projected cash flows, comparable peer companies, and comparable precedent transactions and others. Furthermore, certain subsidiaries elected the fair value option for investments in some funds. These investment funds for which the fair value option is elected are classified as level 3, because the subsidiaries measure their fair value using discounting to net asset value based on inputs that are unobservable in the market, or broker quotes. A certain subsidiary elected the fair value option for certain investment in affiliates. These investment in affiliates are classified as Level 3, because fair value measurement is based on discounted cash flow methodologies.
Derivatives
For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange
traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.
Reinsurance recoverables
Certain subsidiaries have elected the fair value option for certain reinsurance contracts related to variable annuity and variable life insurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts. These reinsurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiaries measure their fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Variable annuity and variable life insurance contracts
A certain subsidiary has elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match earnings recognized for changes in fair value of policy liabilities and policy account balances with the earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and changes in fair value of reinsurance contracts. The changes in fair value of the variable annuity and variable life insurance contracts are linked to the fair value of the investment in securities managed on behalf of variable annuity and variable life policyholders. These securities consist mainly of equity securities traded in the market. In addition, variable annuity and variable life insurance contracts are exposed to the minimum guarantee risk, and the subsidiary adjusts the fair value of the underlying investments by incorporating changes in fair value of the minimum guarantee risk in the evaluation of the fair value of the entire variable annuity and variable life insurance contracts. The variable annuity and variable life insurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiary measures the fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Reporting units including goodwill
Certain reporting units including goodwill are classified as level 3, because fair value measurement is based on discounted cash flow methodologies and business enterprise value multiples methodologies using inputs that are unobservable in the market. Discounted cash flow methodologies use future cash flows to be generated, weighted average cost of capital (WACC) and others. Business enterprise value multiples methodologies use earnings before interest, taxes, depreciation and amortization (EBITDA) multiples based on comparable peer companies, comparable precedent transactions and others.
Intangible assets acquired in business combinations
Certain intangible assets acquired in business combinations are classified as level 3, because fair value measurement is based on discounted cash flow methodologies using inputs that are unobservable in the market. Discounted cash flow methodologies use future cash flows, weighted average cost of capital (WACC) and others.

Information about Level 3 Fair Value Measurements
The following tables provide information about the valuation techniques and significant unobservable inputs used in
the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 and September 30, 2023.

	March 31, 2023
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥173,849	Discounted cash flows	Discount rate	8.0% – 10.0% (9.0%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	3,331	Appraisals/Broker quotes	—	—
Corporate debt securities	280	Discounted cash flows	Discount rate	0.4% (0.4%)
	4,457	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	29,165	Discounted cash flows	Discount rate	0.2% – 51.2% (8.9%)
			Probability of default	1.9% (1.9%)
	206,369	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	120,744	Discounted cash flows	WACC	11.9% – 26.4% (17.2%)
			EV/Terminal EBITDA multiple	7.5x-12.0x (9.5x)
		Market multiples	EV/Last twelve months EBITDA multiple	5.5x-8.7x (7.9x)
			EV/Forward EBITDA multiple	4.9x-8.9x (7.6x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x-14.5x (10.0x)
	19,819	Appraisals/Broker quotes	—	—
Certain investment in affiliates	2,511	Discounted cash flows	Discount rate	8.0% – 12.0% (10.0%)
Derivative assets:
Options held/written and other	6,818	Discounted cash flows	Discount rate	12.0% – 32.0% (14.4%)
Other assets:
Reinsurance recoverables	4,676	Discounted cash flows	Discount rate	(0.4)% – 1.5% (0.4%)
			Mortality rate	0.0% – 100.0% (2.6%)
			Lapse rate	1.5% – 14.0% (5.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥572,019

Liabilities:
Derivative liabilities:
Options held/written and other	¥14,603	Discounted cash flows	Discount rate	12.0% – 32.0% (14.4%)
	39	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	163,734	Discounted cash flows	Discount rate	(0.4)% – 1.5% (0.4%)
			Mortality rate	0.0% – 100.0% (2.1%)
			Lapse rate	1.5% – 30.0% (5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (68.8%)

Total	¥178,376

	September 30, 2023
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥127,389	Discounted cash flows	Discount rate	8.8% – 13.5% (10.8%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	1,294	Discounted cash flows	Discount rate	5.8% (5.8%)
	3,731	Appraisals/Broker quotes	—	—
Corporate debt securities	210	Discounted cash flows	Discount rate	0.7% (0.7%)
	5,190	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	7,075	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	33,377	Discounted cash flows	Discount rate	0.1% – 51.2% (7.9%)
			Probability of default	1.9% (1.9%)
	231,278	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	136,792	Discounted cash flows	WACC	12.8% – 26.4% (17.2%)
			EV/Terminal EBITDA multiple	7.5x – 12.0x (9.5x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.5x – 9.3x (8.3x)
			EV/Forward EBITDA multiple	6.4x – 8.4x (7.7x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x – 13.0x (9.9x)
	23,339	Appraisals/Broker quotes	—	—
Certain investment in affiliates	5,003	Discounted cash flows	Discount rate	8.0% – 12.0% (9.2%)
Derivative assets:
Options held/written and other	8,767	Discounted cash flows	Discount rate	12.0% – 33.0% (14.5%)
Other assets:
Reinsurance recoverables	3,670	Discounted cash flows	Discount rate	(0.3)% – 1.9% (0.5%)
			Mortality rate	0.0% – 100.0% (2.6%)
			Lapse rate	1.5% – 14.0% (4.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥587,115

Liabilities:
Derivative liabilities:
Options held/written and other	¥12,957	Discounted cash flows	Discount rate	12.0% – 33.0% (14.5%)
	24	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	160,177	Discounted cash flows	Discount rate	(0.3)% – 1.9% (0.5%)
			Mortality rate	0.0% – 100.0% (2.1%)
			Lapse rate	1.5% – 30.0% (5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (67.4%)

Total	¥173,158

The following tables
provide
information about the valuation techniques and significant unobservable inputs used in
the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2023 and the six months ended September 30, 2023.

	Year ended March 31, 2023
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,351	Direct capitalization	Capitalization rate	4.7% – 6.6% (5.5%)
	4,619	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	3,257	Discounted cash flows	Discount rate	0.5% – 5.8% (4.9%)
	1,280	Appraisals	—	—
Certain investment in affiliates	23	Discounted cash flows	Discount rate	3.7% (3.7%)
	403	Appraisals	—	—

	¥10,933

	Three months ended September 30, 2023
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥91	Discounted cash flows	Discount rate	9.9% – 10.1% (10.0%)
Real estate collateral-dependent loans (net of allowance for credit losses)	1,324	Direct capitalization	Capitalization rate	4.9% – 6.6% (5.4%)
	2,401	Appraisals	—	—
Investment in operating leases and property under facility operations	50	Discounted cash flows	Discount rate	13.0%
				(13.0%)
	430	Appraisals	—	—

	¥4,296

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.
Certain of these unobservable inputs will have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.
Unobservable inputs are weighted by the relative fair value of the asset or liability.
For more analysis of the uncertainty of each input, see the description of the main valuation methodologies used for assets and liabilities measured at fair value.